Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ALPS SERIES TRUST
Entity Central Index Key	0001558107
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000193424
Shareholder Report [Line Items]
Fund Name	Beacon Accelerated Return Strategy Fund
Trading Symbol	Class I
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Beacon Accelerated Return Strategy Fund - I Class for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.beacontrust.com/services/investment-management/beacon-funds. You can also request this information by contacting us at 1-844-894-9222.
Additional Information Phone Number	1-844-894-9222
Additional Information Website	https://www.beacontrust.com/services/investment-management/beacon-funds
Expenses [Text Block]

What were the Fund's Cost for the last year?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Beacon Accelerated Return Strategy Fund - I	$141	1.28%

Expenses Paid, Amount	$ 0.0128
Expense Ratio, Percent	14100.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Beacon Accelerated Return Strategy Fund - I returned 20.42% for the 12 months ended September 30, 2024. This is in contrast to the CBOE S&P 500 BuyWrite Index, which had a 18.31% return for the same time period.

The returns sought to be generated by the Fund are derived from two distinct return elements, i.e. returns from Directional/Enhanced market movements and returns from Income (or option premium). Each return driver plays a crucial, and sometimes complementary role in the overall performance of the strategy.

Over the last year, the Directional/Enhanced component added value due to the increase in the S&P 500, and the Income component detracted from value since the premium collected from selling out of the money call options was less than the losses from the exercised options.

Line Graph [Table Text Block]
	Beacon Accelerated Return Strategy Fund - I - $19,025	S&P 500 Total Return Index - $35,098	CBOE S&P 500 BuyWrite Index - $18,344
10/2/2017	$10,000.00	$10,000.00	$10,000.00
3/31/2018	$10,243.42	$10,542.64	$10,108.88
9/30/2018	$11,370.39	$11,745.49	$10,965.39
3/31/2019	$11,254.70	$11,543.82	$10,441.48
9/30/2019	$11,949.29	$12,245.13	$10,843.96
3/31/2020	$10,310.53	$10,738.30	$8,799.38
9/30/2020	$13,182.74	$14,100.17	$10,230.23
3/31/2021	$14,841.63	$16,789.51	$11,632.69
9/30/2021	$15,478.84	$18,330.91	$12,389.07
3/31/2022	$16,146.55	$19,416.37	$13,363.35
9/30/2022	$12,672.40	$15,494.73	$11,000.36
3/31/2023	$14,707.26	$17,915.78	$12,447.06
9/30/2023	$15,799.14	$18,844.28	$12,609.14
3/31/2024	$17,916.72	$23,269.24	$13,927.23
9/30/2024	$19,025.14	$25,694.46	$14,917.28

Average Annual Return [Table Text Block]

Average Annual Total Retuns

Class I	1 Year	5 Year	Since Inception
Beacon Accelerated Return Strategy Fund - Class I	20.42%	9.75%	9.63%
S&P 500 Total Return Index	36.35%	15.98%	14.44%
CBOE S&P 500 BuyWrite Index	18.31%	6.59%	5.88%

AssetsNet	$ 86,392,330
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 900,367
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$86,392,330 # of Portfolio Holdings51 Portfolio Turnover Rate (Class I)-% Advisory Fees Paid$900,367
Holdings [Text Block]	Asset Class Weightings (as a % of Net Assets)
Value	Value
Short Term Security	2.22%
Purchased Options	115.46%
Cash, Cash Equivalents, & Other Net Assets	(17.68)%

Largest Holdings [Text Block]

Top Ten Holdings

(as a % of Net Assets)

Top 10%
Call XSP October 0.01 10/14/2024	11.34%
Call XSP November 0.01 11/14/2024	10.67%
Call XSP December 0.01 12/13/2024	10.66%
Call XSP January 0.01 01/14/2025	10.33%
Call XSP Febuary 0.01 02/14/2025	9.32%
Call XSP May 0.01 05/14/2025	8.31%
Call XSP JUNE 0.01 06/13/2025	8.31%
Call XSP JULY 0.01 07/14/2025	8.30%
Call XSP March 0.01 03/14/2025	7.99%
Call XSP April 0.01 04/14/2025	7.98%
Total % of Top 10 Holdings	93.21%

Material Fund Change [Text Block]

Material Fund Changes

There have been no material Fund changes during the reporting period.
C000193426
Shareholder Report [Line Items]
Fund Name	Beacon Planned Return Strategy Fund
Trading Symbol	Class I
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Beacon Planned Return Strategy Fund - I Class for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.beacontrust.com/services/investment-management/beacon-funds. You can also request this information by contacting us at 1-844-894-9222.
Additional Information Phone Number	1-844-894-9222
Additional Information Website	https://www.beacontrust.com/services/investment-management/beacon-funds
Expenses [Text Block]

What were the Fund's Cost for the last year?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Beacon Planned Return Strategy Fund - I	$129	1.20%

Expenses Paid, Amount	$ 0.0120
Expense Ratio, Percent	12900.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Beacon Planned Return Strategy Fund - I returned 14.70% for the 12 months ended September 30, 2024. This is in contrast to the CBOE S&P 500 BuyWrite Index, which had a 18.31% return for the same time period.

The returns sought to be generated by the Fund are derived from three distinct return elements, i.e., returns from Directional/Enhanced market movements, returns from Income (or option premium) and returns from the Hedge that creates constant “downside protection”. Each return driver plays a crucial and sometimes complementary role in the overall performance of the strategy.

Over the last year, the Directional/Enhanced component added value due to the increase in the S&P 500, the Income component detracted from value since selling the out of the money call options lost more than the gains received from selling put options, and the Hedge component detracted from value due to the rise in the S&P 500.

Line Graph [Table Text Block]
	Beacon Planned Return Strategy Fund - I - $16,878	S&P 500 Total Return Index - $35,098	CBOE S&P 500 BuyWrite Index - $18,344
10/2/2017	$10,000.00	$10,000.00	$10,000.00
3/31/2018	$10,132.44	$10,542.64	$10,108.88
9/30/2018	$10,764.46	$11,745.49	$10,965.39
3/31/2019	$10,916.92	$11,543.82	$10,441.48
9/30/2019	$11,385.88	$12,245.13	$10,843.96
3/31/2020	$10,263.80	$10,738.30	$8,799.38
9/30/2020	$12,207.17	$14,100.17	$10,230.23
3/31/2021	$13,272.12	$16,789.51	$11,632.69
9/30/2021	$13,614.63	$18,330.91	$12,389.07
3/31/2022	$14,113.47	$19,416.37	$13,363.35
9/30/2022	$12,197.17	$15,494.73	$11,000.36
3/31/2023	$13,917.65	$17,915.78	$12,447.06
9/30/2023	$14,714.94	$18,844.28	$12,609.14
3/31/2024	$16,078.38	$23,269.24	$13,927.23
9/30/2024	$16,877.86	$25,694.46	$14,917.28

Average Annual Return [Table Text Block]

Average Annual Total Retuns

Class I	1 Year	5 Year	Since Inception
Beacon Planned Return Strategy Fund - Class I	14.70%	8.19%	7.77%
S&P 500 Total Return Index	36.35%	15.98%	14.44%
CBOE S&P 500 BuyWrite Index	18.31%	6.59%	5.88%

AssetsNet	$ 384,241,502
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 3,685,434
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$384,241,502 # of Portfolio Holdings97 Portfolio Turnover Rate (Class I)-% Advisory Fees Paid$3,685,434
Holdings [Text Block]	Asset Class Weightings (as a % of Net Assets)
Value	Value
Short Term Security	1.25%
Purchased Options	126.50%
Cash, Cash Equivalents, & Other Net Assets	(27.75)%

Largest Holdings [Text Block]

Top Ten Holdings

(as a % of Net Assets)

Top 10%
Call XSP October 56.75 10/14/2024	9.60%
Call XSP November 58.75 11/14/2024	9.43%
Call XSP AUGUST 72.00 08/14/2025	8.53%
Call XSP September 73.42 09/12/2025	8.36%
Call XSP July 73.55 07/14/2025	8.30%
Call XSP June 70.80 06/13/2025	7.50%
Call XSP Febuary 65.20 02/14/2025	7.32%
Call XSP April 67.30 04/14/2025	7.29%
Call XSP May 69.00 05/14/2025	7.20%
Call XSP March 67.18 03/14/2025	7.16%
Total % of Top 10 Holdings	80.69%

Material Fund Change [Text Block]

Material Fund Changes

There have been no material Fund changes during the reporting period.
C000241324
Shareholder Report [Line Items]
Fund Name	Brigade High Income Fund
Class Name	FOUNDERS
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Brigade High Income Fund - Founders Class for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brigadefunds.com/resources. You can also request this information by contacting us at 212.745.9700.
Additional Information Phone Number	212.745.9700
Additional Information Website	https://www.brigadefunds.com/resources
Expenses [Text Block]

WHAT WERE THE FUND'S COST FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Brigade High Income Fund - Founders	$56	0.52%

Expenses Paid, Amount	$ 0.0052
Expense Ratio, Percent	5600.00%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM LAST YEAR?

The Founder’s Share Class for the Fund returned +15.34% (net) for the one-year ending September 30, 2024, outperforming the 60% ICE BofA US HY Constrained / 40% Credit Suisse Leveraged Loan Index (+13.26%) while slightly underperforming the ICE BofA US High Yield Constrained Index (+15.67%).

The key driver to Fund performance over the one-year period were positions in high yield bonds, specifically within the Healthcare, Telecom, Energy and Financials industries. Healthcare and Telecom were among the most disperse sectors that have begun to see catalysts play out.

Bank loans was also a positive contributor to Fund performance. Similar to high yield bonds, drivers were diverse across sectors with Healthcare, Technology, Energy and Gaming the top contributors over the one-year period.

We continue to actively monitor macroeconomic developments and their effect on leveraged finance markets and remain confident in our current positioning as well as the opportunity set that we expect to become available to us in the coming months.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Founders	1 Year	Since Inception
Brigade High Income Fund - Founders (Incep. May 1, 2023)	15.34%	14.28%
Bloomberg US Aggregate Bond Index	11.57%	5.20%
60% ICE BofA US HY Contrained / 40% Credit Suisse Leverage Loan	13.26%	11.49%
ICE BofA US High Yield Constrained Index	15.67%	11.87%

Performance Inception Date	May 01, 2023
AssetsNet	$ 580,476,781
Holdings Count | Holding	248
Advisory Fees Paid, Amount	$ 1,686,711
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$580,476,781 # of Portfolio Holdings248 Portfolio Turnover Rate49% Advisory Fees Paid$1,686,711
Holdings [Text Block]

ASSET CLASS WEIGHTINGS

(as a % of Net Assets)

Value	Value
Corporate Bond	59.7%
Bank Loans	31.9%
Common Stocks	0.9%
Convertible Corporate Bond	0.1%
Cash and Equivalents	7.4%

Largest Holdings [Text Block]

TOP TEN HOLDINGS

(as a % of Net Assets)

Top 10	Top 10
Tenet Healthcare Corp. 06/15/2028 4.625%	1.2%
TransDigm, Inc. 12/01/2031 7.125%	1.2%
Team Health Holdings, Inc. 03/02/2027 3M SOFR + 5.25%	1.2%
Radiology Partners, Inc. 01/31/2029 7.775%	1.1%
Avaya Inc. 08/01/2028 1M SOFR + 7.50%	1.0%
Syniverse Holdings LLC 05/13/2027 3M SOFR + 7.00%	0.9%
Warhorse Gaming, LLC 06/15/2028 1M SOFR + 9.25%	0.9%
Envision Healthcare Operating, INC. TL 1L 12/30/2027 1M SOFR + 8.25%	0.9%
Carestream Health, Inc. 09/30/2027 3M SOFR + 7.50%	0.9%
Team Health Holdings, Inc. 06/30/2028 13.50%	0.9%
Total % of Top 10 Holdings	10.1%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.
C000241325
Shareholder Report [Line Items]
Fund Name	Brigade High Income Fund
Class Name	INSTITUTIONAL
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Brigade High Income Fund - Institutional Class for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brigadefunds.com/resources. You can also request this information by contacting us at 212.745.9700.
Additional Information Phone Number	212.745.9700
Additional Information Website	https://www.brigadefunds.com/resources
Expenses [Text Block]

WHAT WERE THE FUND'S COST FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Brigade High Income Fund - Institutional	$74	0.69%

Expenses Paid, Amount	$ 0.0069
Expense Ratio, Percent	7400.00%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM LAST YEAR?

The Institutional’s Share Class for the Fund returned +15.14% (net) for the one-year ending September 30, 2024, outperforming the 60% ICE BofA US HY Constrained / 40% Credit Suisse Leveraged Loan Index (+13.26%) while slightly underperforming the ICE BofA US High Yield Constrained Index (+15.67%).

The key driver to Fund performance over the one-year period was positions in high yield bonds, specifically within the Healthcare, Telecom, Energy and Financials industries. Healthcare and Telecom were among the most disperse sectors that have begun to see catalysts play out.

Bank loans was also a positive contributor to Fund performance. Similar to high yield bonds, drivers were diverse across sectors with Healthcare, Technology, Energy and Gaming the top contributors over the one-year period.

We continue to actively monitor macroeconomic developments and their effect on leveraged finance markets and remain confident in our current positioning as well as the opportunity set that we expect to become available to us in the coming months.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Institutional	1 Year	Since Inception
Brigade High Income Fund - Institutional (Incep. May 4, 2023)	15.14%	14.34%
Bloomberg US Aggregate Bond Index	11.57%	4.32%
60% ICE BofA US HY Contrained / 40% Credit Suisse Leverage Loan	13.26%	11.91%
ICE BofA US High Yield Constrained Index	15.67%	12.43%

Performance Inception Date	May 04, 2023
AssetsNet	$ 580,476,781
Holdings Count | Holding	248
Advisory Fees Paid, Amount	$ 1,686,711
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$580,476,781 # of Portfolio Holdings248 Portfolio Turnover Rate49% Advisory Fees Paid$1,686,711
Holdings [Text Block]

ASSET CLASS WEIGHTINGS

(as a % of Net Assets)

Value	Value
Corporate Bond	59.7%
Bank Loans	31.9%
Common Stocks	0.9%
Convertible Corporate Bond	0.1%
Cash and Equivalents	7.4%

Largest Holdings [Text Block]

TOP TEN HOLDINGS

(as a % of Net Assets)

Top 10	Top 10
Tenet Healthcare Corp. 06/15/2028 4.625%	1.2%
TransDigm, Inc. 12/01/2031 7.125%	1.2%
Team Health Holdings, Inc. 03/02/2027 3M SOFR + 5.25%	1.2%
Radiology Partners, Inc. 01/31/2029 7.775%	1.1%
Avaya Inc. 08/01/2028 1M SOFR + 7.50%	1.0%
Syniverse Holdings LLC 05/13/2027 3M SOFR + 7.00%	0.9%
Warhorse Gaming, LLC 06/15/2028 1M SOFR + 9.25%	0.9%
Envision Healthcare Operating, INC. TL 1L 12/30/2027 1M SOFR + 8.25%	0.9%
Carestream Health, Inc. 09/30/2027 3M SOFR + 7.50%	0.9%
Team Health Holdings, Inc. 06/30/2028 13.50%	0.9%
Total % of Top 10 Holdings	10.1%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.
C000200677
Shareholder Report [Line Items]
Fund Name	SEVEN CANYONS STRATEGIC GLOBAL FUND
Class Name	Investor
Trading Symbol	WASIX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information Phone Number	833-722-6966
Additional Information Website	https://sevencanyonsadvisors.com/investor-reports
Expenses [Text Block]

WHAT WERE THE FUND’S COST FOR LAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Seven Canyons Strategic Global Fund - Investor	$154	1.40%

Expenses Paid, Amount	$ 0.0140
Expense Ratio, Percent	15400.00%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM LAST YEAR?

The Seven Canyons Strategic Global Fund - Investor Fund returned 19.45% for the 12 months ended September 30, 2024. This is in contrast to the S&P 500 Total Return Index, which had a 36.35% return for the same time period. Please see below tables for additional indexes.

The Fund slightly underperformed the benchmark during the year. The main cause of underperformance came from the Fund's underweight in US stocks – 51% of the benchmark weight is in US assets, compared to only 14% of the fund portfolio. The Fund's US stock picks actually outperformed the benchmark’s, but the Fund's general underweight in this strong geography led to a large disparity in the Fund’s relative performance to the bench. At fiscal year end, we believe current valuations in US markets are extremely elevated relative to similar companies in international markets, which led the decision for the Fund to remain underweight in US stocks.

Line Graph [Table Text Block]
	Seven Canyons Strategic Global Fund - Investor - $15,519	MSCI All Country World Index Small Cap - $21,208	S&P 500 Total Return Index - $35,098	Bloomberg US Aggregate Bond Index - $12,004	MSCI All Country World Index - $24,526
9/30/2014	$10,000.00	$10,000.00	$10,000.00	$10,000.00	$10,000.00
3/31/2015	$10,488.12	$10,621.56	$10,593.00	$10,342.99	$10,272.87
9/30/2015	$9,046.27	$9,671.71	$9,938.54	$10,294.08	$9,334.43
3/31/2016	$9,231.89	$10,143.17	$10,781.85	$10,545.74	$9,827.24
9/30/2016	$9,714.02	$11,045.76	$11,472.09	$10,828.61	$10,450.58
3/31/2017	$10,296.40	$11,918.05	$12,633.34	$10,592.20	$11,305.41
9/30/2017	$10,888.79	$13,169.35	$13,606.99	$10,836.47	$12,399.40
3/31/2018	$11,063.13	$13,833.37	$14,400.98	$10,719.63	$12,983.85
9/30/2018	$12,045.66	$14,311.24	$16,044.04	$10,704.69	$13,611.40
3/31/2019	$11,489.86	$13,474.05	$15,768.56	$11,199.93	$13,321.57
9/30/2019	$11,803.49	$13,531.33	$16,726.54	$11,806.86	$13,799.15
3/31/2020	$8,611.92	$10,366.25	$14,668.25	$12,200.51	$11,822.21
9/30/2020	$11,614.43	$13,967.18	$19,260.47	$12,631.53	$15,240.21
3/31/2021	$14,938.53	$18,868.13	$22,934.04	$12,287.16	$18,277.12
9/30/2021	$17,614.25	$19,638.17	$25,039.55	$12,518.46	$19,421.46
3/31/2022	$14,771.73	$18,802.37	$26,522.27	$11,776.98	$19,607.46
9/30/2022	$11,507.93	$14,767.59	$21,165.40	$10,690.82	$15,409.06
3/31/2023	$14,121.62	$17,003.09	$24,472.49	$11,213.64	$18,149.10
9/30/2023	$12,992.48	$17,018.64	$25,740.81	$10,759.71	$18,614.54
3/31/2024	$13,577.81	$19,776.18	$31,785.18	$11,404.06	$22,350.79
9/30/2024	$15,519.37	$21,207.95	$35,097.98	$12,004.45	$24,525.71

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Investor	1 Year	5 Year	10 Year
Seven Canyons Strategic Global Fund - Investor	19.45%	5.63%	4.49%
MSCI All Country World Index Small Cap	24.62%	9.40%	7.81%
S&P 500 Total Return Index	36.35%	15.98%	13.38%
Bloomberg US Aggregate Bond Index	11.57%	0.33%	1.84%
MSCI All Country World Index	31.76%	12.19%	9.39%

Material Change Date	Sep. 30, 2024
AssetsNet	$ 14,230,052
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 5,379
InvestmentCompanyPortfolioTurnover	88.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$14,230,052 # of Portfolio Holdings61 Portfolio Turnover Rate88% Advisory Fees Paid$5,379
Holdings [Text Block]

SECTOR WEIGHTINGS (as a % of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	8.69%
Communication Services	1.06%
Health Care	2.84%
Consumer Discretionary	2.99%
Materials	6.34%
Consumer Staples	11.63%
Industrials	15.59%
Financials	19.00%
Information Technology	31.86%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

This is a summary of certain planned changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2025, at https://sevencanyonsadvisors.com/investor-reports or upon request at 1-833‐722‐6966.

On November 21, 2024, the Board of Trustees (the “Board”) of ALPS Series Trust (the “Trust”), based upon the recommendation of Seven Canyons Advisors, LLC, the investment adviser to the Funds, approved the proposed reorganization of the Seven Canyons Strategic Global Fund and the Seven Canyons World Innovators Fund.

C000200678
Shareholder Report [Line Items]
Fund Name	SEVEN CANYONS WORLD INNOVATORS FUND
Class Name	Institutional
Trading Symbol	WIGTX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information Phone Number	833-722-6966
Additional Information Website	https://sevencanyonsadvisors.com/investor-reports
Expenses [Text Block]

WHAT WERE THE FUND’S COST FOR LAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Seven Canyons World Innovators Fund - Institutional	$172	1.57%

Expenses Paid, Amount	$ 0.0157
Expense Ratio, Percent	17200.00%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM LAST YEAR?

The Seven Canyons World Innovators Fund - Institutional Fund returned 18.95% for the 12 months ended September 30, 2024. This is in contrast to the MSCI All Country World Index ex USA Small Cap - NR, which had a 23.25% return for the same time period. Please see below tables for additional indexes.

In 2024 the Fund did not perform as we had hoped, losing to the bench by 5%. The underperformance can largely be attributed to the Fund's Japan exposure and to the fact that small- and micro-cap companies were generally out of favor when compared to large- and mid-cap stocks.

The Fund's underperformance came almost exclusively from the Fund's sizable (14% weight) Japan exposure, which drastically underperformed the Japan benchmark. The Fund's exposure included fast-growing software companies that underperformed the market in the rising rate environment.

Unfavorable conditions for small- and micro-cap stocks hurt the Fund in many areas where the Fund transacts. The Fund invests in companies at the smallest-cap end of the benchmark. The Fund considers these companies to be fundamentally sound and priced attractively, but the market has not yet recognized their performance, as reflected in their stock prices.

Line Graph [Table Text Block]
	Seven Canyons World Innovators Fund - Institutional - $16,770	MSCI All Country World Index ex USA Small Cap - NR - $18,037	MSCI All Country World Index IMI - NR - $24,122
2/1/2016	$10,000.00	$10,000.00	$10,000.00
3/31/2016	$10,416.19	$10,788.86	$10,669.23
9/30/2016	$11,037.63	$11,540.55	$11,382.39
3/31/2017	$11,722.18	$12,111.63	$12,309.20
9/30/2017	$13,526.96	$13,755.35	$13,514.07
3/31/2018	$14,965.20	$14,571.66	$14,159.41
9/30/2018	$15,559.70	$14,011.65	$14,815.14
3/31/2019	$14,582.23	$13,220.67	$14,426.52
9/30/2019	$14,483.76	$13,222.40	$14,885.91
3/31/2020	$12,078.22	$10,420.92	$12,590.48
9/30/2020	$22,221.40	$14,143.71	$16,310.20
3/31/2021	$26,121.91	$17,696.59	$19,839.93
9/30/2021	$25,369.99	$18,819.98	$21,026.74
3/31/2022	$19,061.76	$17,702.46	$21,089.61
9/30/2022	$12,231.78	$13,374.69	$16,572.50
3/31/2023	$15,617.97	$15,866.02	$19,468.96
9/30/2023	$14,097.64	$15,916.59	$19,913.68
3/31/2024	$15,134.23	$17,847.62	$23,825.73
9/30/2024	$16,769.74	$19,617.70	$26,078.75

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Institutional	1 Year	5 Year	Since Inception
Seven Canyons World Innovators Fund - Institutional	18.95%	2.97%	6.15%
MSCI All Country World Index ex USA Small Cap - NR	23.25%	8.21%	8.09%
MSCI All Country World Index IMI - NR	30.96%	11.87%	11.70%

Material Change Date	Sep. 30, 2024
AssetsNet	$ 48,485,282
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 490,211
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$48,485,282 # of Portfolio Holdings63 Portfolio Turnover Rate70% Advisory Fees Paid$490,211
Holdings [Text Block]

SECTOR WEIGHTINGS (as a % of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	4.08%
Real Estate	0.83%
Communication Services	2.62%
Materials	2.66%
Health Care	3.11%
Consumer Discretionary	3.27%
Industrials	9.79%
Consumer Staples	12.00%
Financials	22.87%
Information Technology	38.77%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

This is a summary of certain planned changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2025, at https://sevencanyonsadvisors.com/investor-reports or upon request at 1-833‐722‐6966.

Effective February 1, 2024, the Fund's Institutional Class expense limitation was amended to 1.60% (previously 1.55%).

On November 21, 2024, the Board of Trustees (the “Board”) of ALPS Series Trust (the “Trust”), based upon the recommendation of Seven Canyons Advisors, LLC, the investment adviser to the Funds, approved the proposed reorganization of the Seven Canyons Strategic Global Fund and the Seven Canyons World Innovators Fund.

C000200679
Shareholder Report [Line Items]
Fund Name	SEVEN CANYONS WORLD INNOVATORS FUND
Class Name	Investor
Trading Symbol	WAGTX
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information Phone Number	833-722-6966
Additional Information Website	https://sevencanyonsadvisors.com/investor-reports
Expenses [Text Block]

WHAT WERE THE FUND’S COST FOR LAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Seven Canyons World Innovators Fund - Investor	$188	1.72%

Expenses Paid, Amount	$ 0.0172
Expense Ratio, Percent	18800.00%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM LAST YEAR?

The Seven Canyons World Innovators Fund - Investor Fund returned 18.86% for the 12 months ended September 30, 2024. This is in contrast to the MSCI All Country World Index ex USA Small Cap - NR, which had a 23.25% return for the same time period. Please see below tables for additional indexes.

In 2024 the Fund did not perform as we had hoped, losing to the bench by 5%. The underperformance can largely be attributed to the Fund's Japan exposure and to the fact that small- and micro-cap companies were generally out of favor when compared to large- and mid-cap stocks.

The Fund's underperformance came almost exclusively from the Fund's sizable (14% weight) Japan exposure, which drastically underperformed the Japan benchmark. The Fund's exposure included fast-growing software companies that underperformed the market in the rising rate environment.

Unfavorable conditions for small- and micro-cap stocks hurt the Fund in many areas where the Fund transacts. The Fund invests in companies at the smallest-cap end of the benchmark. The Fund considers these companies to be fundamentally sound and priced attractively, but the market has not yet recognized their performance, as reflected in their stock prices.

Line Graph [Table Text Block]
	Seven Canyons World Innovators Fund - Investor - $16,350	MSCI All Country World Index ex USA Small Cap - NR - $18,037	MSCI All Country World Index IMI - NR - $24,122
9/30/2014	$10,000.00	$10,000.00	$10,000.00
3/31/2015	$10,325.69	$9,979.98	$10,318.96
9/30/2015	$10,032.23	$9,358.47	$9,379.08
3/31/2016	$10,332.12	$9,919.68	$9,868.76
9/30/2016	$10,931.90	$10,610.80	$10,528.41
3/31/2017	$11,593.97	$11,135.88	$11,385.69
9/30/2017	$13,361.84	$12,647.17	$12,500.16
3/31/2018	$14,765.27	$13,397.72	$13,097.08
9/30/2018	$15,335.51	$12,882.82	$13,703.62
3/31/2019	$14,348.67	$12,155.57	$13,344.15
9/30/2019	$14,241.66	$12,157.16	$13,769.08
3/31/2020	$11,862.99	$9,581.37	$11,645.86
9/30/2020	$21,807.09	$13,004.24	$15,086.51
3/31/2021	$25,602.60	$16,270.89	$18,351.42
9/30/2021	$24,842.71	$17,303.77	$19,449.18
3/31/2022	$18,644.58	$16,276.29	$19,507.33
9/30/2022	$11,956.98	$12,297.17	$15,329.12
3/31/2023	$15,254.66	$14,587.79	$18,008.28
9/30/2023	$13,755.71	$14,634.29	$18,419.63
3/31/2024	$14,770.39	$16,409.75	$22,038.18
9/30/2024	$16,350.04	$18,037.23	$24,122.16

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Investor	1 Year	5 Year	10 Year
Seven Canyons World Innovators Fund - Investor	18.86%	2.80%	5.04%
MSCI All Country World Index ex USA Small Cap - NR	23.25%	8.21%	6.08%
MSCI All Country World Index IMI - NR	30.96%	11.87%	9.20%

Material Change Date	Sep. 30, 2024
AssetsNet	$ 48,485,282
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 490,211
InvestmentCompanyPortfolioTurnover	70.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$48,485,282 # of Portfolio Holdings63 Portfolio Turnover Rate70% Advisory Fees Paid$490,211
Holdings [Text Block]

SECTOR WEIGHTINGS (as a % of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	4.08%
Real Estate	0.83%
Communication Services	2.62%
Materials	2.66%
Health Care	3.11%
Consumer Discretionary	3.27%
Industrials	9.79%
Consumer Staples	12.00%
Financials	22.87%
Information Technology	38.77%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

This is a summary of certain planned changes to the Fund since October 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 28, 2025, at https://sevencanyonsadvisors.com/investor-reports or upon request at 1-833‐722‐6966.

Effective February 1, 2024, the Fund's Investor Class expense limitation was amended to 1.70% (previously 1.75%).

On November 21, 2024, the Board of Trustees (the “Board”) of ALPS Series Trust (the “Trust”), based upon the recommendation of Seven Canyons Advisors, LLC, the investment adviser to the Funds, approved the proposed reorganization of the Seven Canyons Strategic Global Fund and the Seven Canyons World Innovators Fund.

C000203691
Shareholder Report [Line Items]
Fund Name	Carret Kansas Tax-Exempt Bond Fund
Trading Symbol	CLASS A
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Carret Kansas Tax-Exempt Bond Fund - A for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carret.com/carret-kansas-tax-exempt-bond-fund. You can also request this information by contacting us at 888.266.8787.
Additional Information Phone Number	888.266.8787
Additional Information Website	https://www.carret.com/carret-kansas-tax-exempt-bond-fund
Expenses [Text Block]

WHAT WERE THE FUND'S COST FOR THE LAST YEAR?

Expenses Paid, Amount	$ 0.0073
Expense Ratio, Percent	7600.00%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM LAST YEAR?

For the year ended September 30, 2024, the Carret Kansas Tax-Exempt Bond Fund returned 8.5% versus a return of 8.4% for the Bloomberg US Municipal Bond: 7 Year Index. The performance of the Fund was driven by the overall decline in interest rates during Fiscal Year 2024. The broad uncertainty of the macro and micro economies added a notable degree of volatility to the municipal bond landscape. The Fund’s high-quality focus, premium coupon bias, and intermediate-duration structure provided a cushion against market volatility.

Line Graph [Table Text Block]
	Carret Kansas Tax-Exempt Bond Fund - A - NAV - $11,463	Carret Kansas Tax-Exempt Bond Fund - Class A - Load - $10,979	Bloomberg Municipal Bond Index - $12,821	Bloomberg US Municipal Bond: 7 Year (6-8) Index - $12,456
9/30/2014	$10,000.00	$9,577.59	$10,000.00	$10,000.00
10/31/2014	$10,069.24	$9,643.90	$10,068.55	$10,064.46
4/30/2015	$10,201.49	$9,770.57	$10,185.83	$10,168.86
10/31/2015	$10,304.35	$9,869.08	$10,357.26	$10,337.47
4/30/2016	$10,526.71	$10,082.05	$10,725.04	$10,637.70
10/31/2016	$10,552.30	$10,106.56	$10,777.57	$10,671.52
4/30/2017	$10,506.17	$10,062.37	$10,740.49	$10,659.51
10/31/2017	$10,620.96	$10,172.32	$11,013.84	$10,855.82
3/31/2018	$10,564.61	$10,118.35	$10,946.62	$10,694.07
9/30/2018	$10,567.25	$10,120.87	$11,025.32	$10,785.48
3/31/2019	$10,937.71	$10,475.69	$11,536.08	$11,299.41
9/30/2019	$11,254.44	$10,779.04	$11,968.05	$11,634.19
3/31/2020	$11,380.38	$10,899.65	$11,980.09	$11,628.31
9/30/2020	$11,694.44	$11,200.45	$12,457.76	$12,190.03
3/31/2021	$11,756.32	$11,259.72	$12,639.99	$12,278.75
9/30/2021	$11,816.89	$11,317.72	$12,785.15	$12,363.55
3/31/2022	$11,173.91	$10,701.91	$12,075.09	$11,683.21
9/30/2022	$10,432.48	$9,991.80	$11,314.78	$11,237.65
3/31/2023	$11,144.19	$10,673.44	$12,106.29	$11,917.75
9/30/2023	$10,569.79	$10,123.30	$11,616.19	$11,488.13
3/31/2024	$11,240.80	$10,765.97	$12,484.78	$12,173.12
9/30/2024	$11,463.49	$10,979.26	$12,820.99	$12,455.95

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Class A	1 Year	5 Year	10 Year
Carret Kansas Tax-Exempt Bond Fund - Class A - NAV	8.46%	0.37%	1.38%
Carret Kansas Tax-Exempt Bond Fund - Class A - LoadFootnote Reference*	3.81%	-0.50%	0.94%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.52%
Bloomberg US Municipal Bond: 7 Year (6-8) Index	8.41%	1.38%	2.22%

AssetsNet	$ 122,987,531
Holdings Count | Holding	166
Advisory Fees Paid, Amount	$ 143,877
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$122,987,531 # of Portfolio Holdings166 Portfolio Turnover Rate10% Advisory Fees Paid$143,877
Holdings [Text Block]	MATURITY WEIGHTINGS (as a % of Net Assets)
Value	Value
5-10 Yr	50.9%
> 10 Yr	28.3%
3-5 Yr	12.5%
1-3 Yr	5.1%
< 1 Yr	2.5%

Largest Holdings [Text Block]

TOP TEN HOLDINGS

(as a % of Net Assets)

Top 10%
Allen County Unified School District No 257 09/01/2043 3.00%	1.73%
State of Kansas Department of Transportation 09/01/2031 5.00%	1.72%
State of Kansas Department of Transportation 09/01/2034 5.00%	1.71%
Johnson & Miami Counties Unified School District No 230 Spring Hills 09/01/2030 5.00%	1.68%
Kansas Development Finance Authority 05/01/2042 5.00%	1.38%
State of Kansas Department of Transportation 09/01/2028 5.00%	1.30%
Johnson County Unified School District No 229 Blue Valley 10/01/2040 4.00%	1.27%
City of Lenexa KS 09/01/2033 3.00%	1.27%
County of Johnson KS 09/01/2035 4.00%	1.26%
Douglas County Unified School District No 497 Lawrence 09/01/2031 4.00%	1.25%
Total % of Top 10 Holdings	14.57%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.
C000203690
Shareholder Report [Line Items]
Fund Name	Carret Kansas Tax-Exempt Bond Fund
Trading Symbol	INSTITUTIONAL
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Carret Kansas Tax-Exempt Bond Fund - I for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carret.com/carret-kansas-tax-exempt-bond-fund. You can also request this information by contacting us at 888.266.8787.
Additional Information Phone Number	888.266.8787
Additional Information Website	https://www.carret.com/carret-kansas-tax-exempt-bond-fund
Expenses [Text Block]

WHAT WERE THE FUND'S COST FOR THE LAST YEAR?

Expenses Paid, Amount	$ 0.0048
Expense Ratio, Percent	5000.00%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM LAST YEAR?

For the year ended September 30, 2024, the Carret Kansas Tax-Exempt Bond Fund returned 8.7% versus a return of 8.4% for the Bloomberg US Municipal Bond: 7 Year Index. The performance of the Fund was driven by the overall decline in interest rates during Fiscal Year 2024. The broad uncertainty of the macro and micro economies added a notable degree of volatility to the municipal bond landscape. The Fund’s high-quality focus, premium coupon bias, and intermediate-duration structure provided a cushion against market volatility.

Line Graph [Table Text Block]
	Carret Kansas Tax-Exempt Bond Fund - Institutional - $11,814	Bloomberg Municipal Bond Index - $12,821	Bloomberg US Municipal Bond: 7 Year (6-8) Index - $12,456
9/30/2014	$10,000.00	$10,000.00	$10,000.00
10/31/2014	$10,072.56	$10,068.55	$10,064.46
4/30/2015	$10,224.56	$10,185.83	$10,168.86
10/31/2015	$10,344.23	$10,357.26	$10,337.47
4/30/2016	$10,587.69	$10,725.04	$10,637.70
10/31/2016	$10,634.21	$10,777.57	$10,671.52
4/30/2017	$10,608.17	$10,740.49	$10,659.51
10/31/2017	$10,745.14	$11,013.84	$10,855.82
3/31/2018	$10,705.39	$10,946.62	$10,694.07
9/30/2018	$10,728.66	$11,025.32	$10,785.48
3/31/2019	$11,108.35	$11,536.08	$11,299.41
9/30/2019	$11,455.29	$11,968.05	$11,634.19
3/31/2020	$11,597.89	$11,980.09	$11,628.31
9/30/2020	$11,932.85	$12,457.76	$12,190.03
3/31/2021	$12,010.96	$12,639.99	$12,278.75
9/30/2021	$12,087.96	$12,785.15	$12,363.55
3/31/2022	$11,444.55	$12,075.09	$11,683.21
9/30/2022	$10,698.61	$11,314.78	$11,237.65
3/31/2023	$11,442.69	$12,106.29	$11,917.75
9/30/2023	$10,866.59	$11,616.19	$11,488.13
3/31/2024	$11,570.50	$12,484.78	$12,173.12
9/30/2024	$11,814.48	$12,820.99	$12,455.95

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Institutional	1 Year	5 Year	10 Year
Carret Kansas Tax-Exempt Bond Fund - Institutional	8.72%	0.62%	1.68%
Bloomberg Municipal Bond Index	10.37%	1.39%	2.52%
Bloomberg US Municipal Bond: 7 Year (6-8) Index	8.41%	1.38%	2.22%

AssetsNet	$ 122,987,531
Holdings Count | Holding	166
Advisory Fees Paid, Amount	$ 143,877
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$122,987,531 # of Portfolio Holdings166 Portfolio Turnover Rate10% Advisory Fees Paid$143,877
Holdings [Text Block]	MATURITY WEIGHTINGS (as a % of Net Assets)
Value	Value
5-10 Yr	50.9%
> 10 Yr	28.3%
3-5 Yr	12.5%
1-3 Yr	5.1%
< 1 Yr	2.5%

Largest Holdings [Text Block]

TOP TEN HOLDINGS

(as a % of Net Assets)

Top 10%
Allen County Unified School District No 257 09/01/2043 3.00%	1.73%
State of Kansas Department of Transportation 09/01/2031 5.00%	1.72%
State of Kansas Department of Transportation 09/01/2034 5.00%	1.71%
Johnson & Miami Counties Unified School District No 230 Spring Hills 09/01/2030 5.00%	1.68%
Kansas Development Finance Authority 05/01/2042 5.00%	1.38%
State of Kansas Department of Transportation 09/01/2028 5.00%	1.30%
Johnson County Unified School District No 229 Blue Valley 10/01/2040 4.00%	1.27%
City of Lenexa KS 09/01/2033 3.00%	1.27%
County of Johnson KS 09/01/2035 4.00%	1.26%
Douglas County Unified School District No 497 Lawrence 09/01/2031 4.00%	1.25%
Total % of Top 10 Holdings	14.57%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.
C000225903
Shareholder Report [Line Items]
Fund Name	CLARKSTON FOUNDERS FUND
Class Name	Founders
Trading Symbol	CFMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Clarkston Founders Fund - Founders Class for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.clarkstonfunds.com/literature/clarkston-founders-fund. You can also request this information by contacting us at 844.680.6562.
Additional Information Phone Number	844.680.6562
Additional Information Website	https://www.clarkstonfunds.com/literature/clarkston-founders-fund
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Clarkston Founders Fund - Founders Class	$86	0.80%

Expenses Paid, Amount	$ 0.0080
Expense Ratio, Percent	8600.00%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM LAST YEAR?

During the fiscal year ended September 30, 2024, the Fund’s Founders Class earned a return of 16.16% compared to 29.33% for the Russell Midcap® Index and 35.19% for the Russell® 3000 Index.

Three largest contributors to the Fund’s performance for the period:

  US Foods Holding Corp. (USFD), one of America’s largest food distribution companies, serving approximately 250,000 restaurants and foodservice operators across the country

  Post Holdings, Inc. (POST), a group of consumer packaged goods businesses that operate in a manner similar to a private equity firm

  Stericycle, Inc. (SRCL), a company that provides regulated waste and compliance services in the United States, Europe, and internationally

Three largest detractors from the Fund’s performance for the period:

  Altice USA, Inc. (ATUS), a provider of broadband communications and video services in the United States, Canada, Puerto Rico, and the Virgin Islands offering broadband, video, telephony, and mobile services to residential and business customers

  Warner Bros. Discovery, Inc. (WBD), a media and entertainment company that operates worldwide.

  Dollar General Corporation (DG), a discount retailer that provides consumable products, seasonal products, and apparel in the southern, southwestern, midwestern, and eastern United States

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Founders	1 Year	Since Inception
Clarkston Founders Fund - Founders Class (Incept. February 16, 2021)	16.16%	3.42%
Russell 3000® Index	35.19%	10.87%
Russell Midcap® Index	29.33%	6.58%

Performance Inception Date	Feb. 16, 2021
AssetsNet	$ 774,895,467
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 5,035,060
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$774,895,467 # of Portfolio Holdings (excluding cash)21 Portfolio Turnover Rate17% Advisory Fees Paid$5,035,060
Holdings [Text Block]

SECTOR WEIGHTINGS (as a % of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	13.68%
Utilities	4.76%
Health Care	5.92%
Consumer Discretionary	6.03%
Technology	8.86%
Industrials	14.95%
Financials	17.71%
Consumer Staples	28.09%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.
C000168469
Shareholder Report [Line Items]
Fund Name	CLARKSTON FOUNDERS FUND
Class Name	Institutional
Trading Symbol	CIMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Clarkston Founders Fund - Institutional Class for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.clarkstonfunds.com/literature/clarkston-founders-fund. You can also request this information by contacting us at 844.680.6562.
Additional Information Phone Number	844.680.6562
Additional Information Website	https://www.clarkstonfunds.com/literature/clarkston-founders-fund
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Clarkston Founders Fund - Institutional Class	$96	0.89%

Expenses Paid, Amount	$ 0.0089
Expense Ratio, Percent	9600.00%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM LAST YEAR?

During the fiscal year ended September 30, 2024, the Fund’s Institutional Class earned a return of 16.00% compared to 29.33% for the Russell Midcap® Index and 35.19% for the Russell® 3000 Index.

Three largest contributors to the Fund’s performance for the period:

  US Foods Holding Corp. (USFD), one of America’s largest food distribution companies, serving approximately 250,000 restaurants and foodservice operators across the country

  Post Holdings, Inc. (POST), a group of consumer packaged goods businesses that operate in a manner similar to a private equity firm

  Stericycle, Inc. (SRCL), a company that provides regulated waste and compliance services in the United States, Europe, and internationally

Three largest detractors from the Fund’s performance for the period:

  Altice USA, Inc. (ATUS), a provider of broadband communications and video services in the United States, Canada, Puerto Rico, and the Virgin Islands offering broadband, video, telephony, and mobile services to residential and business customers

  Warner Bros. Discovery, Inc. (WBD), a media and entertainment company that operates worldwide

  Dollar General Corporation (DG), a discount retailer that provides consumable products, seasonal products, and apparel in the southern, southwestern, midwestern, and eastern United States

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Institutional	1 Year	5 Year	Since Inception
Clarkston Founders Fund - Institutional Class (Incept. January 31, 2017)	16.00%	9.34%	8.54%
Russell 3000® Index	35.19%	15.26%	14.13%
Russell Midcap® Index	29.33%	11.30%	10.78%

Performance Inception Date	Jan. 31, 2017
AssetsNet	$ 774,895,467
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 5,035,060
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$774,895,467 # of Portfolio Holdings (excluding cash)21 Portfolio Turnover Rate17% Advisory Fees Paid$5,035,060
Holdings [Text Block]

SECTOR WEIGHTINGS (as a % of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	13.68%
Utilities	4.76%
Health Care	5.92%
Consumer Discretionary	6.03%
Technology	8.86%
Industrials	14.95%
Financials	17.71%
Consumer Staples	28.09%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.
C000159698
Shareholder Report [Line Items]
Fund Name	CLARKSTON FUND
Class Name	Institutional
Trading Symbol	CILGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Clarkston Fund Institutional Class for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.clarkstonfunds.com/literature/clarkston-fund. You can also request this information by contacting us at 844.680.6562.
Additional Information Phone Number	844.680.6562
Additional Information Website	https://www.clarkstonfunds.com/literature/clarkston-fund
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Clarkston Fund - Institutional Class	$70	0.64%

Expenses Paid, Amount	$ 0.0064
Expense Ratio, Percent	7000.00%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM LAST YEAR?

During the fiscal year ended September 30, 2024, the Fund earned a return of 18.94% compared to 35.68% for the Russell 1000® Index and 35.19% for the Russell® 3000 Index.

Three largest contributors to the Fund’s performance for the period:

  US Foods Holding Corp. (USFD), one of America’s largest food distribution companies, serving approximately 250,000 restaurants and foodservice operators across the country

  American Express Company (AXP), an integrated payments company offering credit card, charge card, banking, and other payment and financing products; network services; expense management products and services; and travel and lifestyle services

  Affiliated Managers Group (AMG), a strategic investor and partner to a wide variety of independent investment management firms for over 30 years

Three largest detractors from the Fund’s performance for the period:

  Lamb Weston Holdings, Inc. (LW), a company that engages in the production, distribution, and marketing of frozen potato products in the United States, Canada, Mexico, and internationally

  Altice USA, Inc. (ATUS), a provider of broadband communications and video services in the United States, Canada, Puerto Rico, and the Virgin Islands offering broadband, video, telephony, and mobile services to residential and business customers

  Warner Bros. Discovery, Inc. (WBD), a media and entertainment company that operates worldwide

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Institutional	1 Year	5 Year	Since Inception
Clarkston Fund - Institutional Class (Incept. April 1, 2016)	18.94%	9.36%	9.31%
Russell 3000® Index	35.19%	15.26%	14.30%
Russell 1000® Index	35.68%	15.64%	14.58%

Performance Inception Date	Apr. 01, 2016
AssetsNet	$ 167,886,810
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 590,276
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$167,886,810 # of Portfolio Holdings (excluding cash)24 Portfolio Turnover Rate23% Advisory Fees Paid$590,276
Holdings [Text Block]

SECTOR WEIGHTINGS (as a % of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	17.48%
Telecommunications	2.03%
Health Care	5.74%
Consumer Discretionary	6.58%
Technology	8.14%
Financials	15.47%
Industrials	19.30%
Consumer Staples	25.26%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.
C000159696
Shareholder Report [Line Items]
Fund Name	CLARKSTON PARTNERS FUND
Class Name	Founders
Trading Symbol	CFSMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Clarkston Partners Fund - Founders Class for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.clarkstonfunds.com/literature/clarkston-partners-fund. You can also request this information by contacting us at 844.680.6562.
Additional Information Phone Number	844.680.6562
Additional Information Website	https://www.clarkstonfunds.com/literature/clarkston-partners-fund
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Clarkston Partners Fund - Founders Class	$91	0.85%

Expenses Paid, Amount	$ 0.0085
Expense Ratio, Percent	9100.00%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM LAST YEAR?

During the fiscal year ended September 30, 2024, the Fund’s Founders Class earned a return of 13.97% compared to 26.17% for the Russell 2500TMIndex and 35.19% for the Russell® 3000 Index.

Three largest contributors to the Fund’s performance for the period:

  US Foods Holding Corp. (USFD), one of America’s largest food distribution companies, serving approximately 250,000 restaurants and foodservice operators across the country

  Post Holdings, Inc. (POST), a group of consumer packaged goods businesses that operate in a manner similar to a private equity firm

  Affiliated Managers Group, Inc. (AMG), a strategic investor and partner to a wide variety of independent investment management firms for over 30 years

Three largest detractors from the Fund’s performance for the period:

  Leslie’s, Inc. (LESL), the largest direct-to-consumer brand in the U.S. pool and spa care industry

  Hillenbrand, Inc. (HI), global industrial company that provides highly engineered processing equipment and services to customers around the world

  Cable One, Inc. (CABO), a leading broadband communications provider to more than 1 million residential and business customers across 24 states

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Founders	1 Year	5 Year	Since Inception
Clarkston Partners Fund - Founders Class (Incept. September 15, 2015)	13.97%	8.66%	8.78%
Russell 3000® Index	35.19%	15.26%	13.91%
Russell 2500™ Index	26.17%	10.43%	9.88%

Performance Inception Date	Sep. 15, 2015
AssetsNet	$ 1,181,212,973
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 9,880,128
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$1,181,212,973 # of Portfolio Holdings (excluding cash)21 Portfolio Turnover Rate22% Advisory Fees Paid$9,880,128
Holdings [Text Block]

SECTOR WEIGHTINGS (as a % of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	6.91%
Telecommunications	2.78%
Utilities	4.95%
Consumer Discretionary	6.78%
Health Care	7.67%
Technology	9.92%
Industrials	12.77%
Financials	16.55%
Consumer Staples	31.67%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.
C000159697
Shareholder Report [Line Items]
Fund Name	CLARKSTON PARTNERS FUND
Class Name	Institutional
Trading Symbol	CISMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Clarkston Partners Fund - Institutional Class for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.clarkstonfunds.com/literature/clarkston-partners-fund. You can also request this information by contacting us at 844.680.6562.
Additional Information Phone Number	844.680.6562
Additional Information Website	https://www.clarkstonfunds.com/literature/clarkston-partners-fund
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

CLASS NAME	COST OF A $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Clarkston Partners Fund - Institutional Class	$99	0.93%

Expenses Paid, Amount	$ 0.0093
Expense Ratio, Percent	9900.00%
Factors Affecting Performance [Text Block]

HOW DID THE FUND PERFORM LAST YEAR?

During the fiscal year ended September 30, 2024, the Fund’s Institutional Class earned a return of 13.88% compared to 26.17% for the Russell 2500TM Index and 35.19% for the Russell® 3000 Index.

Three largest contributors to the Fund’s performance for the period:

  US Foods Holding Corp. (USFD), one of America’s largest food distribution companies, serving approximately 250,000 restaurants and foodservice operators across the country

  Post Holdings, Inc. (POST), a group of consumer packaged goods businesses that operate in a manner similar to a private equity firm

  Affiliated Managers Group, Inc. (AMG), a strategic investor and partner to a wide variety of independent investment management firms for over 30 years

Three largest detractors from the Fund’s performance for the period:

  Leslie’s, Inc. (LESL), the largest direct-to-consumer brand in the U.S. pool and spa care industry

  Hillenbrand, Inc. (HI), global industrial company that provides highly engineered processing equipment and services to customers around the world

  Cable One, Inc. (CABO), a leading broadband communications provider to more than 1 million residential and business customers across 24 states

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Institutional	1 Year	5 Year	Since Inception
Clarkston Partners Fund - Institutional Class (Incept. September 15, 2015)	13.88%	8.56%	8.66%
Russell 3000® Index	35.19%	15.26%	13.91%
Russell 2500™ Index	26.17%	10.43%	9.88%

Performance Inception Date	Sep. 15, 2015
AssetsNet	$ 1,181,212,973
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 9,880,128
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$1,181,212,973 # of Portfolio Holdings (excluding cash)21 Portfolio Turnover Rate22% Advisory Fees Paid$9,880,128
Holdings [Text Block]

SECTOR WEIGHTINGS (as a % of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	6.91%
Telecommunications	2.78%
Utilities	4.95%
Consumer Discretionary	6.78%
Health Care	7.67%
Technology	9.92%
Industrials	12.77%
Financials	16.55%
Consumer Staples	31.67%

Material Fund Change [Text Block]

MATERIAL FUND CHANGES

There have been no material Fund changes during the reporting period.
C000225205
Shareholder Report [Line Items]
Fund Name	Hillman Value Fund
Trading Symbol	HCMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Hillman Value Fund for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://hcmfunds.com/resources. You can also request this information by contacting us at 1-855-400-5944.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the September 30, 2024 annual reporting period.
Additional Information Phone Number	1-855-400-5944
Additional Information Website	https://hcmfunds.com/resources
Expenses [Text Block]

What were the Fund’s cost for the last year?

(based on a hypothetical $10,000 investment)

FUND NAME	COST OF A $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Hillman Value Fund	$106	0.95%

Expenses Paid, Amount	$ 0.0095
Expense Ratio, Percent	10600.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the year ended September 30, 2024, the Hillman Value Fund returned 23.34% versus a return of 27.76% for the Russell 1000 Value Total Return Index. The Fund benefitted from strong performance in the Information Technology, Communication Services, and Financials Sectors, while investments in the Industrials and Health Care Sectors weighed on performance. The premiums generated from option writing nominally benefitted performance. The long-term pursuit of outperformance requires variability around the index, which necessarily includes periods of underperformance. It is our view that investment in enterprises which we believe possess sustainable competitive advantages, coupled with adherence to our fundamentally sound valuation discipline, should work well over the long term.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Fund	1 Year	5 Year	10 Year
Hillman Value Fund	23.34%	11.10%	10.84%
FT Wilshire 5000 Index - TR	35.18%	15.50%	13.02%
Russell 1000® Value Index TR	27.76%	10.69%	9.23%

Material Change Date	Sep. 30, 2024
AssetsNet	$ 229,141,646
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 1,517,153
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$229,141,646 # of Portfolio Holdings39 Portfolio Turnover Rate35% Advisory Fees Paid$1,517,153
Holdings [Text Block]

SECTOR WEIGHTINGS

(% of Net Assets)

Value	Value
Cash, Cash Equivalents, & Other Net Assets	3.48%
Real Estate	2.67%
Industrials	4.75%
Materials	8.52%
Information Technology	9.23%
Financials	10.20%
Consumer Discretionary	10.80%
Consumer Staples	13.28%
Communication Services	16.48%
Health Care	20.59%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since February 1, 2024.  For more complete information, you may review the Fund’s prospectus, dated February 1, 2024, at https://hcmfunds.com/resources or upon request at 1-855-400-5944 or info@hillmancapital.com.

Effective February 1, 2024, the Fund's management fee was reduced to 0.70%. Prior to February 1, 2024, the management fee was 0.85%.